Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income tax expense (benefit)

	Year ended December 31,
	2024	2023
Deferred:
Federal	$—	$—
State	—	—
Foreign	6	28
Deferred income tax expense	6	28
Current:
Federal	—	—
State	20	7
Foreign	13	17
Total income tax expense, net	$39	$52

Schedule of effective income tax rate reconciliation

	Year ended December 31,
	2024	2023
Income tax benefit at U.S. federal statutory rate	21.0%	21.0%
State income tax benefit, net of federal benefit	6.3%	5.9%
Stock warrant valuation	0.2%	9.7%
Stock based compensation	(0.8)%	—%
Other permanent differences	—%	(2.2)%
Change in state tax rate	0.9%	4.3%
Foreign rate differential	—%	2.7%
Net operating loss true up	16.4%	(6.3)%
Other adjustments	(1.0)%	(0.8)%
Change in valuation allowance	(43.6)%	(34.8)%
Effective income tax rate	(0.6)%	(0.5)%

Schedule of reconciliation of amounts of uncertain tax positions

	2024	2023
Uncertain gross tax positions, January 1	$1,052	$1,052
Current year tax positions	—	—
Increase in prior year tax positions	—	—
Settlements	—	—
Lapse of statute of limitations	—	—
Uncertain gross tax positions, December 31	$1,052	$1,052

Schedule of components of deferred tax assets and liabilities

	December 31,
	2024	2023
Deferred tax assets:
Start-up costs	$556	$1,096
Capitalized research and development costs	92	170
Reserves and accruals	793	751
Property and equipment	38	56
Intangible assets	3,998	4,420
Research and development credit	2,492	2,492
Lease liability	43	70
Net operating loss carryforwards	71,901	67,930
State and local taxes	2	2
Total gross deferred tax assets	79,915	76,987
Valuation allowance	(79,858)	(76,895)
Deferred tax assets, net of valuation allowance	57	92
Operating lease right-of-use assets	(35)	(64)
Total gross deferred tax liabilities	(35)	(64)
Deferred income taxes, net	$22	$28